Portfolio of Investments (unaudited)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—97.3%
ANGOLA—0.6%
Azule Energy Finance PLC, 8.25%, 01/22/2031(a)(b)		$1,552,000	$1,579,098
Sonangol Finance Ltd., 10.00%, 01/29/2031(a)(b)		1,856,000	1,894,127
Total Angola			3,473,225
ARGENTINA—1.0%
Genneia SA, 7.75%, 12/02/2033(a)(b)(c)		1,751,000	1,788,646
Pluspetrol SA, 8.50%, 05/30/2032(a)(b)		1,717,000	1,815,556
Telecom Argentina SA, 9.25%, 05/28/2033(a)(b)(c)		1,752,262	1,877,165
Total Argentina			5,481,367
AUSTRALIA—1.2%
APA Infrastructure Ltd.
5.13%, 09/16/2034(a)(b)		301,000	292,614
2.50%, 03/15/2036(a)(b)	GBP	750,000	753,347
5.75%, 09/16/2044(a)(b)		$159,000	151,794
BHP Billiton Finance Ltd., 3.64%, 09/04/2035(a)(b)	EUR	540,000	603,369
Commonwealth Bank of Australia, 2.69%, 03/11/2031(a)		$709,000	635,814
Fortescue Treasury Pty. Ltd.
5.88%, 04/15/2030(a)(b)		157,000	157,384
4.38%, 04/01/2031(a)(b)		2,324,000	2,190,284
Goodman Australia Finance Pty. Ltd., 3.88%, 04/29/2033(a)(b)	EUR	610,000	692,323
NBN Co. Ltd., 3.38%, 11/29/2032(a)(b)		100,000	113,297
Northern Star Resources Ltd., 6.13%, 04/11/2033(a)(b)		$479,000	488,614
Santos Finance Ltd., 5.75%, 11/13/2035(a)(b)		436,000	430,712
Transurban Finance Co. Pty. Ltd., 4.03%, 11/26/2037(a)(b)	EUR	130,000	146,154
Total Australia			6,655,706
AUSTRIA—0.2%
ams-OSRAM AG
10.50%, 03/30/2029(a)(b)		720,756	877,510
7.25%, 05/31/2032(a)(b)		180,000	209,366
Total Austria			1,086,876
BELGIUM—0.2%
Anheuser-Busch InBev SA, 4.13%, 05/19/2045(a)(b)		110,000	119,810
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038(b)		$235,000	214,927
5.55%, 01/23/2049(b)		773,000	728,964
VGP NV, 2.25%, 01/17/2030(a)(b)	EUR	200,000	216,346
Total Belgium			1,280,047
BRAZIL—2.0%
Aegea Finance SARL, 9.00%, 01/20/2031(a)(b)		$1,326,000	1,283,994
CSN Inova Ventures, 6.75%, 01/28/2028(a)(b)		1,200,000	1,004,640
LD Celulose International GmbH, 7.95%, 01/26/2032(a)(b)		1,830,000	1,905,890
	Shares or Principal Amount		Value

Minerva Luxembourg SA, 7.50%, 04/22/2036(a)(b)		$2,010,000	$1,913,922
MV24 Capital BV, 6.75%, 06/01/2034(a)(c)		1,440,982	1,457,135
Raizen Fuels Finance SA, 6.45%, 03/05/2034(a)(b)(d)(e)		402,000	214,568
Samarco Mineracao SA, 9.500% Cash or 9.000% PIK, 06/30/2031(a)(b)		1,417,651	1,428,401
Yinson Boronia Production BV, 8.95%, 07/31/2042(a)(b)(c)		1,518,910	1,673,627
Total Brazil			10,882,177
BURKINA FASO—0.2%
IAMGOLD Corp., 5.75%, 10/15/2028(a)(b)		989,000	986,638
CANADA—3.0%
1011778 BC ULC/New Red Finance, Inc.
6.13%, 06/15/2029(a)(b)		1,584,000	1,600,514
5.63%, 09/15/2029(a)(b)		868,000	865,818
4.00%, 10/15/2030(a)(b)		1,138,000	1,069,266
Alimentation Couche-Tard, Inc., 3.90%, 04/21/2033(a)(b)	EUR	375,000	428,963
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/2026(a)(b)(d)(e)		$1,326,000	702,780
Bombardier, Inc.
7.25%, 07/01/2031(a)(b)		724,000	754,097
7.00%, 06/01/2032(a)(b)		560,000	576,979
6.75%, 06/15/2033(a)(b)		998,000	1,027,908
Bruce Power LP
Series 21-1, 2.68%, 12/21/2028(b)	CAD	303,000	211,793
4.70%, 06/21/2031(b)		238,000	174,121
4.27%, 12/21/2034(b)		687,000	479,217
Choice Properties Real Estate Investment Trust
5.03%, 02/28/2031(b)		639,000	472,794
Series W, 4.63%, 08/08/2035(b)		102,000	72,174
Emera U.S. Finance LP, 2.64%, 06/15/2031(b)		$729,000	649,480
Fairfax Financial Holdings Ltd.
4.25%, 12/06/2027(b)	CAD	517,000	372,400
5.75%, 05/20/2035(b)		$295,000	296,164
6.35%, 03/22/2054(b)		444,000	430,161
Hydro One, Inc., 4.25%, 01/04/2035(b)	CAD	728,000	518,451
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/2031(a)(b)		$425,000	371,047
Pembina Pipeline Corp., 4.81%, 03/25/2044(a)(b)	CAD	449,000	295,143
Rio Tinto Alcan, Inc., 7.25%, 03/15/2031		$1,200,000	1,308,427
Rogers Communications, Inc., 5.30%, 02/15/2034(b)		860,000	834,868
Saturn Oil & Gas, Inc., 8.50%, 07/30/2031(a)(b)		1,102,000	1,105,055
TELUS Corp., Series CAG, 5.25%, 11/15/2032(b)	CAD	770,000	574,736
Videotron Ltd., 3.63%, 06/15/2029(a)(b)		$409,000	393,344
WSP Global, Inc.
5.04%, 09/18/2031(a)(b)		245,000	241,323
5.71%, 09/18/2036(a)(b)		579,000	558,261
Total Canada			16,385,284
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
CHILE—0.8%
Banco de Credito e Inversiones SA, VRN, (fixed rate to 12/12/2034, variable rate thereafter), 7.50%, 12/12/2034(a)(f)		$820,000	$855,219
Inversiones CMPC SA, VRN, (fixed rate to 09/09/2032, variable rate thereafter), 6.70%, 12/09/2057(a)(b)		1,978,000	1,923,862
Latam Airlines Group SA, 7.88%, 04/15/2030(a)(b)		1,706,000	1,759,142
Total Chile			4,538,223
CHINA—0.2%
Prosus NV, 3.06%, 07/13/2031(a)(b)		1,054,000	944,193
COLOMBIA—1.5%
Banco Davivienda SA, VRN, (fixed rate to 04/22/2031, variable rate thereafter), 6.65%, 04/22/2031(a)(f)		2,071,000	1,930,244
Banco de Occidente SA, VRN, (fixed rate to 05/13/2029, variable rate thereafter), 10.88%, 08/13/2034(a)(b)		1,186,000	1,302,821
Bancolombia SA, VRN, (fixed rate to 06/24/2029, variable rate thereafter), 8.63%, 12/24/2034(b)		1,232,000	1,302,156
Ecopetrol SA, 8.88%, 01/13/2033(b)		1,562,000	1,686,952
Grupo Nutresa SA, VRN, (fixed rate to 10/21/2031, variable rate thereafter), 7.88%, 10/21/2031(a)(f)		1,938,000	1,912,612
Total Colombia			8,134,785
COSTA RICA—0.3%
Instituto Costarricense de Electricidad, 6.38%, 05/15/2043(a)		1,942,000	1,902,752
DENMARK—0.3%
Arla Foods amba, 3.38%, 05/22/2029(a)(b)	EUR	260,000	298,866
Danske Bank AS, VRN, (fixed rate to 10/02/2029, variable rate thereafter), 4.61%, 10/02/2030(a)(b)		$390,000	384,930
ISS Global AS, 3.50%, 05/11/2031(a)(b)	EUR	550,000	625,216
Novonesis Novozymes B, 3.63%, 03/19/2033(a)(b)		280,000	319,240
Total Denmark			1,628,252
DOMINICAN REPUBLIC—0.4%
AES Espana BV, 5.70%, 05/04/2028(a)(b)		$1,986,000	1,968,623
ECUADOR—0.4%
Corp. Quiport SA, 9.00%, 12/15/2037(a)(b)(c)		1,790,000	1,950,859
FRANCE—1.5%
Airbus SE, 3.38%, 05/13/2033(a)(b)	EUR	220,000	249,192
Autoroutes du Sud de la France SA, 3.38%, 01/19/2034(a)(b)		100,000	111,922
BNP Paribas SA, VRN, (fixed rate to 12/15/2033, variable rate thereafter), 6.88%, 12/15/2033(a)(f)		$340,000	336,766
BPCE SA
(fixed rate to 01/20/2031, variable rate thereafter), 2.28%, 01/20/2032(a)(b)		500,000	439,066
	Shares or Principal Amount		Value

BPCE SA (continued)
(fixed rate to 05/28/2035, variable rate thereafter), 6.03%, 05/28/2036(a)(b)		$750,000	$752,413
CAB SELAS, 7.75%, 08/09/2031(a)(b)	EUR	339,000	397,792
Credit Agricole SA
(fixed rate to 08/01/2031, variable rate thereafter), 5.19%, 08/01/2032(a)(b)		$750,000	744,666
3.88%, 02/16/2038(a)	EUR	500,000	557,002
Electricite de France SA, 4.63%, 01/25/2043(a)(b)		200,000	223,617
Engie SA, 3.25%, 01/11/2032(a)(b)		300,000	338,871
Forvia SE, 5.38%, 03/15/2031(a)(b)		160,000	187,482
Iliad Holding SAS
7.00%, 10/15/2028(a)(b)		$1,821,000	1,825,405
5.38%, 04/15/2030(a)(b)	EUR	300,000	353,065
L'Oreal SA, 5.00%, 05/20/2035(a)(b)		$276,000	272,777
RCI Banque SA, 3.63%, 02/22/2030(a)(b)	EUR	400,000	457,582
Unibail-Rodamco-Westfield SE, 3.88%, 04/21/2033(a)(b)		400,000	454,752
WEA Finance LLC, 2.88%, 01/15/2027(a)(b)		$350,000	347,232
Total France			8,049,602
GEORGIA—0.9%
Bank of Georgia JSC, VRN, (fixed rate to 07/16/2029, variable rate thereafter), 9.50%, 07/16/2029(a)(f)		1,212,000	1,273,435
Georgia Global Utilities JSC, 8.88%, 07/25/2029(a)(b)		1,210,000	1,239,794
Silk Road Group Holding LLC, 7.50%, 09/15/2030(a)(b)		1,471,000	1,466,475
TBC Bank JSC, VRN, (fixed rate to 07/30/2029, variable rate thereafter), 10.25%, 07/30/2029(a)(f)		1,192,000	1,276,880
Total Georgia			5,256,584
GERMANY—1.3%
Aroundtown SA, 3.00%, 10/16/2029(a)(b)	GBP	210,000	260,137
Bayer U.S. Finance II LLC, 4.40%, 07/15/2044(a)(b)		$800,000	619,025
Bayer U.S. Finance LLC, 5.13%, 07/20/2031(a)(b)		717,000	710,806
Cheplapharm Arzneimittel GmbH, 6.75%, 02/15/2032(a)(b)	EUR	330,000	382,158
Deutsche Bank AG
(fixed rate to 01/10/2028, variable rate thereafter), 5.37%, 01/10/2029(b)		$590,000	594,150
(fixed rate to 08/04/2030, variable rate thereafter), 4.95%, 08/04/2031(b)		413,000	407,903
VRN, (fixed rate to 10/30/2031, variable rate thereafter), 7.38%, 10/30/2031(a)(f)	EUR	1,600,000	1,983,658
E.ON International Finance BV
3.50%, 09/03/2035(a)(b)		40,000	44,377
5.88%, 10/30/2037(a)	GBP	350,000	458,214
Heidelberg Materials AG, 3.50%, 10/10/2029(a)(b)	EUR	410,000	472,688
Rheinmetall AG, 3.38%, 05/28/2031(a)(b)		300,000	342,322
Sartorius Finance BV, 3.75%, 05/12/2031(a)(b)		200,000	229,390
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
GERMANY (continued)
Vier Gas Transport GmbH, 3.63%, 09/08/2033(a)(b)	EUR	200,000	$225,418
Volkswagen Bank GmbH, 3.75%, 12/10/2032(a)		200,000	225,475
Total Germany			6,955,721
GHANA—0.2%
Kosmos Energy Ltd., 7.50%, 03/01/2028(a)(b)		$1,093,000	1,078,035
GUATEMALA—0.6%
Energuate Trust 2 0, 6.35%, 09/15/2035(a)(b)		1,500,000	1,477,187
Threelands Energy Ltd. SARL, 7.45%, 10/20/2035(a)(b)		1,902,000	1,921,400
Total Guatemala			3,398,587
ICELAND—0.1%
Landsbankinn Hf.
4.00%, 05/12/2031(a)	EUR	180,000	207,393
3.63%, 11/03/2032(a)		320,000	357,987
Total Iceland			565,380
INDIA—1.2%
IIFL Finance Ltd., 7.60%, 09/10/2029(a)		$1,065,000	1,067,896
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/2031(a)(b)		1,486,000	1,470,382
Sammaan Capital Ltd., 7.50%, 10/16/2030(a)		1,274,000	1,280,152
UPL Corp. Ltd., 4.63%, 06/16/2030(a)		932,000	860,910
Vedanta Resources Finance II PLC, 7.00%, 07/13/2032(a)(b)(c)		1,947,000	1,947,521
Total India			6,626,861
INDONESIA—0.3%
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/2030(a)(b)		1,664,000	1,727,267
IRELAND—0.7%
AIB Group PLC
(fixed rate to 09/13/2028, variable rate thereafter), 6.61%, 09/13/2029(a)(b)		821,000	849,532
(fixed rate to 03/28/2034, variable rate thereafter), 5.87%, 03/28/2035(a)(b)		400,000	407,858
Avolon Holdings Funding Ltd.
5.75%, 03/01/2029(a)(b)		291,000	295,499
4.95%, 10/15/2032(a)(b)		468,000	451,649
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035(a)(b)		905,000	870,894
Smurfit Kappa Treasury ULC, 3.49%, 11/24/2031(b)	EUR	110,000	124,972
TrueNoord Capital DAC, 8.75%, 03/01/2030(a)(b)		$704,000	729,559
Total Ireland			3,729,963
ISRAEL—0.5%
Teva Pharmaceutical Finance Netherlands III BV, 7.88%, 09/15/2029(b)		2,459,000	2,619,570
	Shares or Principal Amount		Value

ITALY—0.5%
ENEL Finance International NV, 2.50%, 07/12/2031(a)(b)		$484,000	$427,836
Eni SpA
4.25%, 05/19/2033(a)	EUR	310,000	365,339
4.00%, 05/26/2035(a)		650,000	740,289
6.00%, 05/18/2056(a)(b)		$440,000	415,459
Flos B&b Italia SpA, 10.00%, 11/15/2028(a)(b)	EUR	264,000	316,558
Gruppo San Donato SpA, 6.50%, 10/31/2031(a)(b)		133,000	150,062
Terna - Rete Elettrica Nazionale, 3.00%, 07/22/2031(a)(b)		520,000	584,158
Total Italy			2,999,701
JAMAICA—0.3%
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/2032(a)(b)		$1,842,000	1,902,108
JAPAN—1.2%
Japan Tobacco, Inc., 5.25%, 06/15/2030(a)(b)		566,000	572,427
Mitsubishi UFJ Financial Group, Inc.
VRN, (fixed rate to 10/13/2031, variable rate thereafter), 2.49%, 10/13/2032(b)		550,000	481,878
VRN, (fixed rate to 09/12/2035, variable rate thereafter), 5.19%, 09/12/2036(b)		424,000	412,544
Nissan Motor Co. Ltd., 7.75%, 07/17/2032(a)(b)		1,887,000	1,949,228
NTT Finance Corp., 5.14%, 07/02/2031(a)(b)		1,500,000	1,495,994
SoftBank Corp., 3.94%, 06/30/2032(a)(b)	EUR	210,000	240,814
Sumitomo Mitsui Financial Group, Inc., (fixed rate to 07/07/2031, variable rate thereafter), 4.93%, 07/07/2032(b)		$1,200,000	1,185,543
Toyota Motor Finance Netherlands BV, 3.25%, 04/23/2030(a)	EUR	420,000	480,225
Total Japan			6,818,653
JERSEY—0.2%
Waga Bondco Ltd., 8.50%, 06/15/2030(a)(b)	GBP	1,161,000	1,281,053
KAZAKHSTAN—0.5%
ForteBank JSC, VRN, (fixed rate to 11/03/2030, variable rate thereafter), 9.75%, 11/03/2030(a)(f)		$1,876,000	1,935,008
KazMunayGas National Co. JSC, 6.38%, 10/24/2048(a)		1,052,000	1,011,914
Total Kazakhstan			2,946,922
KUWAIT—0.3%
Al Ahli Bank of Kuwait KSCP, VRN, (fixed rate to 09/12/2029, variable rate thereafter), 6.50%, 09/12/2029(a)(f)		1,911,000	1,914,400
KYRGYZSTAN—0.3%
Eldik Bank OAO, 8.50%, 04/23/2031(a)		1,921,000	1,911,408
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
LUXEMBOURG—0.4%
Maxam Prill SARL
6.00%, 07/15/2030(a)(b)	EUR	1,380,000	$1,624,045
6.00%, 07/15/2030(a)(b)		277,000	325,986
Total Luxembourg			1,950,031
MACAO—0.3%
Studio City Finance Ltd., 5.00%, 01/15/2029(a)(b)		$1,991,000	1,894,379
MAURITIUS—0.3%
Axian Telecom Holding & Management PLC, 7.25%, 07/11/2030(a)(b)		1,876,000	1,890,253
MEXICO—2.6%
Banco Mercantil del Norte SA, VRN, (fixed rate to 05/20/2035, variable rate thereafter), 8.75%, 05/20/2035(a)(f)		1,884,000	1,934,681
Cemex SAB de CV, 5.75%, 06/05/2036(b)		800,000	781,280
COX Asset Mexico SA de CV, 7.13%, 01/08/2032(a)(b)		450,000	447,743
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/2041(a)(b)(c)		1,864,757	1,851,144
Grupo Televisa SAB, 5.00%, 05/13/2045(b)		2,667,000	1,821,819
Orbia Advance Corp. SAB de CV, 7.50%, 05/13/2035(a)(b)		1,937,000	1,955,985
Saavi Energia SARL, 8.88%, 02/10/2035(a)(b)		1,161,000	1,254,809
Total Play Telecomunicaciones SA de CV, 10.50%, 12/31/2028(a)(b)(c)		616,500	629,755
Trust 2401, 6.39%, 01/15/2050(a)(b)		1,899,000	1,723,760
Trust Fibra Uno, 6.95%, 01/30/2044(a)(b)		1,919,000	1,852,948
Total Mexico			14,253,924
MONGOLIA—0.1%
Sands China Ltd., 4.38%, 06/18/2030(b)		320,000	308,259
NETHERLANDS—0.8%
Arcadis NV, 4.00%, 05/20/2031(a)(b)	EUR	360,000	413,270
Galderma Finance Europe BV, 3.38%, 03/17/2031(a)(b)		380,000	432,435
Heineken NV, 3.51%, 05/03/2034(a)(b)		340,000	383,420
Koninklijke KPN NV, 0.88%, 12/14/2032(a)(b)		400,000	386,562
Magnum Icc Finance BV, 4.00%, 11/26/2037(a)(b)		390,000	432,497
Ziggo Bond Co. BV
5.13%, 02/28/2030(a)(b)		$2,427,000	1,971,932
6.13%, 11/15/2032(a)(b)	EUR	250,000	241,933
Total Netherlands			4,262,049
NIGERIA—0.8%
Dangote Fertiliser Ltd., 7.75%, 05/05/2031(a)(b)		$1,910,000	1,915,804
Dangote Petroleum Refinery & Petrochemicals Fze, 7.50%, 07/16/2031(a)(b)		537,000	536,441
IHS Holding Ltd., 8.25%, 11/29/2031(a)(b)		1,866,000	1,945,386
Total Nigeria			4,397,631
	Shares or Principal Amount		Value

NORWAY—0.2%
Aker BP ASA, 4.00%, 05/29/2032(a)(b)	EUR	330,000	$379,961
Norsk Hydro ASA, 3.75%, 06/17/2033(a)(b)		140,000	160,064
Var Energi ASA, 3.88%, 03/12/2031(a)(b)		280,000	322,079
Total Norway			862,104
PAKISTAN—0.2%
Veon Midco BV, 7.45%, 06/01/2033(a)(b)		$1,068,000	1,058,763
PANAMA—0.3%
UEP Penonome II SA, 6.50%, 10/01/2038(a)(c)		2,075,024	1,869,597
PERU—0.7%
Auna SA/Oncosalud SAC, 8.75%, 11/06/2032(a)(b)		1,928,000	1,920,288
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/2038(a)(b)(c)		1,804,000	1,930,460
Total Peru			3,850,748
PORTUGAL—0.1%
Caixa Geral de Depositos SA, (fixed rate to 05/20/2031, variable rate thereafter), 3.63%, 05/20/2032(a)(b)	EUR	500,000	572,978
QATAR—0.2%
Commercial Bank PSQC, VRN, (fixed rate to 03/03/2031, variable rate thereafter), 6.25%, 03/03/2031(a)(f)		$1,062,000	1,042,922
ROMANIA—0.3%
Banca Transilvania SA, VRN, (fixed rate to 11/27/2030, variable rate thereafter), 7.13%, 11/27/2030(a)(f)	EUR	1,590,000	1,871,978
SAUDI ARABIA—0.4%
Dar Al-Arkan Sukuk Co. Ltd., 7.25%, 07/02/2030(a)		$1,470,000	1,446,261
SNB Funding Ltd., VRN, (fixed rate to 06/24/2030, variable rate thereafter), 6.00%, 06/24/2030(a)(b)		713,000	710,823
Total Saudi Arabia			2,157,084
SERBIA—0.3%
Telecommunications Co. Telekom Srbija AD Belgrade
7.25%, 05/18/2031(a)(b)		1,321,000	1,305,629
6.75%, 05/18/2033(a)(b)	EUR	480,000	561,265
Total Serbia			1,866,894
SLOVENIA—0.1%
Summer BidCo BV
8.875% Cash or 9.625% PIK, 01/31/2031(a)(b)		102,807	121,444
8.875% Cash or 9.625% PIK, 01/31/2031(a)(b)		158,323	187,024
Total Slovenia			308,468
SOUTH AFRICA—0.6%
Liquid Telecommunications Financing PLC, 10.75%, 04/14/2031(a)(b)		$1,045,000	1,089,012
Petra Diamonds U.S. Treasury PLC, 9.75%, 03/08/2030(a)(b)(d)(e)		646,607	379,039
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

Shares or Principal Amount			Value
CORPORATE BONDS (continued)
SOUTH AFRICA (continued)
Sasol Financing USA LLC, 8.75%, 04/10/2033(a)(b)		$1,677,000	$1,748,272
Total South Africa			3,216,323
SPAIN—0.5%
Abanca Corp. Bancaria SA, (fixed rate to 06/09/2033, variable rate thereafter), 3.75%, 06/09/2034(a)(b)	EUR	500,000	568,649
Aena SME SA, 3.50%, 01/22/2036(a)(b)		300,000	333,778
CaixaBank SA, 3.38%, 06/26/2035(a)		300,000	335,085
Colonial SFL Socimi SA, 3.88%, 04/08/2031(a)(b)		300,000	345,394
Eroski S Coop, 5.75%, 05/15/2031(a)(b)		154,000	184,004
Grifols SA, 7.13%, 05/01/2030(a)(b)		805,000	966,371
Mapfre SA, 3.13%, 01/20/2032(a)(b)		100,000	112,069
Total Spain			2,845,350
SWEDEN—0.1%
Assa Abloy AB, 3.37%, 09/09/2032(a)(b)		210,000	238,282
Heimstaden AB, 8.38%, 01/29/2030(a)(b)		258,000	311,446
Intrum Investments & Financing AB, Series 1, 7.75%, 09/11/2028(a)(b)		89,621	102,714
Svenska Handelsbanken AB, 3.50%, 04/29/2033(a)		100,000	113,262
Total Sweden			765,704
SWITZERLAND—0.8%
UBS Group AG
VRN, (fixed rate to 01/08/2031, variable rate thereafter), 6.63%, 01/08/2031(a)(f)		$2,703,000	2,695,640
VRN, (fixed rate to 02/10/2031, variable rate thereafter), 4.38%, 02/10/2031(a)(f)		579,000	526,433
(fixed rate to 02/13/2030, variable rate thereafter), 3.13%, 02/13/2031(a)(b)	EUR	410,000	465,198
VRN, (fixed rate to 02/11/2032, variable rate thereafter), 2.75%, 02/11/2033(a)(b)		$911,000	799,677
Total Switzerland			4,486,948
THAILAND—0.3%
GC Treasury Center Co. Ltd., VRN, (fixed rate to 03/10/2035, variable rate thereafter), 7.13%, 03/10/2035(a)(f)		1,926,000	1,894,912
TOGO—0.3%
Ecobank Transnational, Inc., VRN, (fixed rate to 05/19/2031, variable rate thereafter), 8.88%, 08/19/2036(a)(b)		1,869,000	1,930,936
TRINIDAD—0.3%
Port of Spain Waterfront Development, 7.88%, 02/19/2040(a)(b)(c)		1,821,867	1,881,077
TURKEY—1.7%
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/2029(a)		1,419,000	1,465,103
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/2029(a)(b)		1,036,000	1,040,725
	Shares or Principal Amount		Value

Limak Yenilenebilir Enerji AS, 9.63%, 08/12/2030(a)(b)(c)		$1,045,000	$1,029,260
Turkiye Vakiflar Bankasi TAO, VRN, (fixed rate to 10/06/2030, variable rate thereafter), 8.20%, 10/06/2030(a)(f)		1,928,000	1,859,640
WE Soda Investments Holding PLC, 9.38%, 02/14/2031(a)(b)		1,485,000	1,444,645
Yapi ve Kredi Bankasi AS, VRN, (fixed rate to 03/11/2031, variable rate thereafter), 7.55%, 06/11/2036(a)(b)		1,972,000	1,923,649
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/2030(a)(b)(c)		640,000	475,131
Total Turkey			9,238,153
UKRAINE—0.9%
Kernel Holding SA, 6.75%, 10/27/2027(a)(b)		1,323,000	1,290,775
MHP Lux SA, 10.50%, 07/28/2029(a)(b)(c)		1,207,000	1,254,868
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625% Cash or 7.625% PIK, 01/15/2033(a)(c)		962,069	866,011
Ukraine Railways Via Rail Capital Markets PLC, 7.88%, 07/15/2028(a)(b)(d)(e)		1,691,655	1,400,370
Total Ukraine			4,812,024
UNITED ARAB EMIRATES—0.5%
Aldar Properties PJSC, VRN, (fixed rate to 01/15/2032, variable rate thereafter), 6.62%, 01/15/2032(a)(b)		861,000	834,605
MAF Global Securities Ltd., VRN, (fixed rate to 11/20/2030, variable rate thereafter), 5.75%, 11/20/2030(a)(f)		1,095,000	1,020,629
Sobha Sukuk Ltd., 8.75%, 07/17/2028(a)(b)		833,000	817,533
Total United Arab Emirates			2,672,767
UNITED KINGDOM—3.4%
180 Medical, Inc., 5.30%, 10/08/2035(a)(b)		1,000,000	956,815
888 Acquisitions Ltd., 10.75%, 05/15/2030(a)(b)	GBP	100,000	140,098
AA Bond Co. Ltd., 5.50%, 07/31/2050(a)(b)		329,000	433,305
Arqiva Broadcast Finance PLC, 8.63%, 07/01/2030(a)(b)		572,000	691,433
Avianca Midco 2 PLC, 10.25%, 01/07/2032(a)(b)		$1,509,000	1,414,582
Barclays PLC, VRN, (fixed rate to 09/15/2031, variable rate thereafter), 8.38%, 09/15/2031(a)(f)	GBP	1,401,000	2,008,666
BAT Capital Corp., 7.08%, 08/02/2043(b)		$400,000	431,060
BAT International Finance PLC
3.38%, 05/11/2029(a)(b)	EUR	280,000	322,182
4.13%, 04/12/2032(a)(b)		265,000	308,435
BUPA Finance PLC, 6.63%, 11/18/2045(a)(b)	GBP	210,000	272,004
Edge Finco PLC, 8.13%, 08/15/2031(a)(b)		114,000	159,314
Flutter Treasury DAC
6.38%, 04/29/2029(a)(b)		$255,000	258,151
5.88%, 06/04/2031(a)(b)		600,000	591,076
6.13%, 06/04/2031(a)(b)	GBP	240,000	319,628
Hammerson PLC, 3.50%, 04/15/2032(a)(b)	EUR	540,000	602,497
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
Heathrow Funding Ltd.
5.63%, 02/05/2034(a)(b)	GBP	270,000	$347,817
3.88%, 01/16/2038(a)(b)	EUR	100,000	110,975
5.88%, 05/13/2043(a)	GBP	200,000	249,705
HSBC Holdings PLC
VRN, (fixed rate to 11/18/2032, variable rate thereafter), Series 1, 6.75%, 11/18/2032(f)		$213,000	211,422
(fixed rate to 05/12/2035, variable rate thereafter), 4.09%, 05/12/2036(a)(b)	EUR	260,000	297,892
(fixed rate to 03/10/2036, variable rate thereafter), 5.28%, 03/10/2037(b)		$318,000	307,711
Imperial Brands Finance PLC
3.88%, 08/02/2033(a)(b)	EUR	430,000	483,846
5.50%, 07/07/2036(a)(b)		$550,000	534,847
Lloyds Banking Group PLC, VRN, (fixed rate to 09/16/2031, variable rate thereafter), 5.63%, 09/16/2036(a)(b)	GBP	361,000	480,549
Lseg Netherlands BV, 3.00%, 11/06/2031(a)(b)	EUR	350,000	389,959
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030(a)(b)		$255,000	252,636
6.50%, 03/26/2031(a)(b)		230,000	238,744
NatWest Markets PLC, 3.13%, 01/13/2031(a)	EUR	100,000	112,995
Pinnacle Bidco PLC, 10.00%, 10/11/2028(a)(b)	GBP	114,000	159,021
RELX Finance BV, 3.25%, 05/22/2029(a)(b)	EUR	240,000	275,903
Rolls-Royce Holdings PLC, 3.88%, 05/20/2036(a)(b)		310,000	354,108
Santander U.K. Group Holdings PLC, (fixed rate to 09/22/2028, variable rate thereafter), 4.32%, 09/22/2029(b)		$1,500,000	1,481,099
Scottish Hydro Electric Transmission PLC, 3.38%, 11/02/2033(a)(b)	EUR	550,000	612,185
Smiths Group PLC, 3.63%, 11/13/2033(a)(b)		280,000	312,402
Stonegate Pub Co. Financing PLC, 10.75%, 07/31/2029(a)(b)	GBP	940,000	1,287,293
Swiss RE Subordinated Finance PLC, (fixed rate to 01/05/2034, variable rate thereafter), 5.70%, 04/05/2035(a)(b)		$800,000	793,595
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)(b)		1,235,000	759,932
Total United Kingdom			18,963,882
UNITED STATES—55.4%
1261229 BC Ltd., 10.00%, 04/15/2032(a)(b)		2,165,000	2,213,167
Abbott Laboratories, 4.65%, 03/15/2036(b)		648,000	615,568
AbbVie, Inc.
4.40%, 03/15/2033(b)		472,000	454,875
5.35%, 03/15/2044(b)		467,000	438,460
5.40%, 03/15/2054(b)		333,000	304,782
Academy Ltd., 5.88%, 05/15/2031(a)(b)		2,683,000	2,654,051
Acushnet Co., 5.63%, 12/01/2033(a)(b)		1,665,000	1,632,515
	Shares or Principal Amount		Value

AEP Texas, Inc.
5.70%, 05/15/2034(b)		$451,000	$456,188
Series Q, 5.20%, 04/15/2036(b)		30,000	28,984
AEP Transmission Co. LLC, 5.38%, 06/15/2035(b)		424,000	421,400
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 03/15/2033(a)(b)		2,747,000	2,660,664
Alexander Funding Trust II, 7.47%, 07/31/2028(a)(b)		1,500,000	1,562,171
Alexandria Real Estate Equities, Inc., 5.25%, 03/15/2036(b)		1,500,000	1,438,780
Ally Financial, Inc., VRN, (fixed rate to 08/15/2031, variable rate thereafter), Series D, 7.10%, 08/15/2031(f)		2,637,000	2,651,989
Alphabet, Inc., 4.80%, 02/15/2036(b)		1,200,000	1,151,377
Amazon.com, Inc.
3.70%, 03/16/2035(b)	EUR	100,000	112,853
4.05%, 03/16/2039(b)		341,000	382,657
5.80%, 03/13/2056(b)		$692,000	636,295
American International Group, Inc., 5.13%, 03/27/2033(b)		817,000	810,961
American Tower Corp., 4.00%, 09/01/2033(b)	EUR	300,000	345,680
American Transmission Systems, Inc., 2.65%, 01/15/2032(a)(b)		$86,000	76,091
Ameritex Holdco Intermediate LLC, 7.63%, 08/15/2033(a)(b)		1,437,000	1,479,492
Antero Resources Corp., 5.40%, 02/01/2036(b)		800,000	769,735
APA Corp.
6.10%, 02/15/2035(b)		110,000	111,674
6.75%, 02/15/2055(b)		202,000	201,949
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(a)(b)(c)		680,000	664,706
APLD ComputeCo LLC, 9.25%, 12/15/2030(a)(b)(c)		934,000	992,614
Apollo Global Management, Inc., 5.70%, 03/30/2036(b)		750,000	740,016
Arthur J Gallagher & Co.
5.00%, 02/15/2032(b)		91,000	90,239
6.50%, 02/15/2034(b)		135,000	142,998
5.75%, 03/02/2053(b)		274,000	252,245
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/2032(a)(b)		1,437,000	1,453,707
8.38%, 02/01/2034(a)(b)		1,036,000	943,907
AT&T, Inc.
5.25%, 10/30/2036(b)		600,000	572,093
3.55%, 09/15/2055(b)		1,400,000	839,696
Azorra Finance Ltd., 7.75%, 04/15/2030(a)(b)		1,484,000	1,535,944
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 5.00%, 06/15/2036(b)		1,000,000	959,882
Ball Corp.
6.00%, 06/15/2029(b)		920,000	932,447
2.88%, 08/15/2030(b)		1,966,000	1,777,837
Bank of America Corp.
(fixed rate to 04/25/2028, variable rate thereafter), 5.20%, 04/25/2029(b)		708,000	713,727
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Bank of America Corp. (continued)
(fixed rate to 05/09/2035, variable rate thereafter), 5.46%, 05/09/2036(b)		$730,000	$729,014
(fixed rate to 04/23/2036, variable rate thereafter), 5.49%, 04/23/2037(b)		700,000	681,966
Bausch & Lomb Corp., 8.38%, 10/01/2028(a)(b)		1,071,000	1,097,775
Baxter International, Inc.
4.90%, 12/15/2030(b)		144,000	141,298
5.65%, 12/15/2035(b)		170,000	166,149
Beacon Point DC LLC, 6.13%, 11/30/2042(a)(b)(c)		416,000	399,165
Becton Dickinson & Co., 4.87%, 02/08/2029(b)		446,000	447,073
Becton Dickinson Euro Finance SARL, 1.34%, 08/13/2041(b)	EUR	590,000	444,177
Berkshire Hathaway Energy Co.
5.15%, 11/15/2043(b)		$114,000	103,309
4.60%, 05/01/2053(b)		96,000	76,127
Black Pearl Compute LLC, 6.13%, 02/15/2031(a)(b)		1,976,000	1,972,688
Blackstone Private Credit Fund, 5.95%, 05/15/2031(b)		1,000,000	979,192
Blackstone Secured Lending Fund, 5.35%, 04/13/2028(b)		330,000	328,272
Block, Inc., 6.50%, 05/15/2032(b)		2,633,000	2,660,130
Boeing Co.
6.39%, 05/01/2031(b)		460,000	483,920
5.81%, 05/01/2050(b)		579,000	546,922
Booking Holdings, Inc.
3.00%, 11/07/2030(b)	EUR	100,000	112,429
4.00%, 05/11/2034(b)		360,000	410,828
Boston Gas Co., 5.84%, 01/10/2035(a)(b)		$594,000	601,917
Boston Properties LP, 2.75%, 10/01/2026(b)		23,000	22,940
BP Capital Markets BV, 0.93%, 12/04/2040(a)	EUR	440,000	320,699
BP Capital Markets PLC, VRN, (fixed rate to 11/19/2029, variable rate thereafter), 6.00%, 11/19/2029(a)(f)	GBP	280,000	380,575
Bristol-Myers Squibb Co., 6.25%, 11/15/2053(b)		$600,000	612,780
Broadcom, Inc.
3.50%, 02/15/2041(b)		500,000	377,050
5.70%, 01/15/2056(b)		697,000	622,704
Broadridge Financial Solutions, Inc., 5.75%, 05/15/2036(b)		800,000	788,145
Builders FirstSource, Inc., 6.75%, 05/15/2035(a)(b)		2,642,000	2,615,736
Burlington Northern Santa Fe LLC, 5.50%, 03/15/2055(b)		666,000	616,151
Cable One, Inc., 4.00%, 11/15/2030(a)(b)		983,000	365,474
Campbell's Co., 5.40%, 03/21/2034(b)		1,500,000	1,449,863
Capital One Financial Corp., (fixed rate to 01/30/2035, variable rate thereafter), 6.18%, 01/30/2036(b)		750,000	752,170
	Shares or Principal Amount		Value

Carlyle Group, Inc., 5.05%, 09/19/2035(b)		$523,000	$497,423
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/2030(a)(b)		2,703,000	2,525,482
4.50%, 08/15/2030(a)(b)		1,398,000	1,275,538
4.50%, 05/01/2032(b)		1,522,000	1,312,552
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(a)(b)		1,089,000	534,402
Centene Corp.
4.63%, 12/15/2029(b)		589,000	571,411
3.00%, 10/15/2030(b)		943,000	847,428
Charles Schwab Corp., (fixed rate to 11/14/2035, variable rate thereafter), 4.91%, 11/14/2036(b)		674,000	643,939
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029(b)		768,000	779,432
6.65%, 02/01/2034(b)		123,000	122,270
6.38%, 10/23/2035(b)		609,000	589,334
6.48%, 10/23/2045(b)		195,000	169,083
Cheniere Energy Partners LP
5.55%, 10/30/2035(b)		368,000	365,582
6.05%, 11/30/2056(a)(b)		369,000	354,322
CHS/Community Health Systems, Inc.
6.13%, 04/01/2030(a)(b)		751,000	630,965
5.25%, 05/15/2030(a)(b)		1,538,000	1,420,207
Cigna Group, 5.60%, 02/15/2054(b)		750,000	691,769
Citadel Securities Global Holdings LLC, 5.75%, 03/27/2036(a)(b)		500,000	486,892
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 02/15/2030(a)(b)		224,000	229,688
4.75%, 06/15/2031(a)(b)	EUR	711,000	821,403
6.75%, 09/15/2032(a)(b)		$363,000	365,727
Clean Harbors, Inc.
6.38%, 02/01/2031(a)(b)		205,000	207,103
5.75%, 10/15/2033(a)(b)		1,791,000	1,780,579
Clearway Energy Operating LLC
3.75%, 02/15/2031(a)(b)		1,604,000	1,471,346
5.75%, 01/15/2034(a)(b)		819,000	789,721
Cloud Software Group LLC
9.00%, 09/30/2029(a)(b)		362,000	354,670
8.25%, 06/30/2032(a)(b)		1,591,000	1,505,066
6.63%, 08/15/2033(a)(b)		964,000	840,463
CNX Resources Corp., 7.25%, 03/01/2032(a)(b)		1,458,000	1,499,396
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033(a)(b)		18,000	18,599
6.54%, 11/15/2053(a)(b)		438,000	446,123
Columbus McKinnon Corp., 7.13%, 02/01/2033(a)(b)		1,059,000	1,066,942
Comcast Corp., 6.05%, 05/15/2055(b)		382,000	345,513
Constellation Energy Generation LLC
4.63%, 02/01/2029(a)(b)		230,000	228,384
4.63%, 02/01/2029(b)		738,000	732,815
5.30%, 06/01/2036(b)		800,000	777,332
Corebridge Financial, Inc., 4.35%, 04/05/2042(b)		269,000	220,204
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Corebridge Global Funding, 4.90%, 08/21/2032(a)		$352,000	$343,584
CoreWeave, Inc.
9.25%, 06/01/2030(a)(b)		642,000	599,985
9.75%, 10/01/2031(a)(b)		1,161,000	1,053,448
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(a)(b)		570,000	292,764
Cousins Properties LP, 5.88%, 10/01/2034(b)		760,000	765,661
Crescent Energy Finance LLC, 7.63%, 04/01/2032(a)(b)		1,304,000	1,317,755
Crh Finance U.K. PLC, 4.13%, 12/02/2029(a)(b)	GBP	100,000	130,486
Crown Americas LLC, 5.88%, 06/01/2033(b)		$1,167,000	1,164,624
CSC Holdings LLC
5.38%, 02/01/2028(a)(b)		1,700,000	985,294
5.75%, 01/15/2030(a)(b)		775,000	166,625
CVS Health Corp., 5.13%, 07/20/2045(b)		800,000	695,263
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029(a)(b)		911,000	945,468
7.38%, 06/30/2033(a)(b)		684,000	699,493
Dick's Sporting Goods, Inc., 4.10%, 01/15/2052(b)		676,000	466,995
Directv Financing LLC, 8.88%, 02/01/2030(a)(b)		517,000	524,760
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.00%, 02/15/2031(a)(b)		369,000	385,581
9.25%, 06/01/2032(a)(b)		1,961,000	2,006,662
Discovery Global Holdings, Inc.
4.28%, 03/15/2032(b)		233,000	207,037
5.05%, 03/15/2042(b)		1,301,000	904,195
Dotdash Meredith, Inc., 7.63%, 06/15/2032(a)(b)		1,094,000	1,026,380
Duke Energy Carolinas LLC, 4.95%, 01/15/2033(b)		720,000	713,721
Duke Energy Florida LLC, 6.20%, 11/15/2053(b)		547,000	551,797
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054(b)		474,000	432,014
Eaton Corp.
4.50%, 03/06/2033(b)		200,000	193,135
4.80%, 03/06/2036(b)		234,000	224,277
Eli Lilly & Co., 5.50%, 02/12/2055(b)		455,000	428,127
ELK Grove Village Property LLC, 7.50%, 06/15/2031(a)(b)(c)		1,381,000	1,330,252
Encompass Health Corp.
4.75%, 02/01/2030(b)		1,615,000	1,579,427
4.63%, 04/01/2031(b)		506,000	487,041
5.88%, 06/01/2034(a)(b)		458,000	453,445
Energizer Holdings, Inc.
4.38%, 03/31/2029(a)(b)		985,000	948,640
6.00%, 09/15/2033(a)(b)		463,000	438,737
Energy Transfer LP, 5.95%, 05/15/2054(b)		733,000	673,231
	Shares or Principal Amount		Value

Equitable America Global Funding, 5.13%, 06/15/2031(a)		$655,000	$650,588
ERAC USA Finance LLC, 5.25%, 04/30/2036(a)(b)		627,000	613,402
Esab Corp., 5.63%, 04/01/2031(a)(b)		1,410,000	1,392,953
Eversource Energy, 5.50%, 01/01/2034(b)		294,000	294,255
Exxon Mobil Corp., 1.41%, 06/26/2039(b)	EUR	550,000	454,870
Fair Isaac Corp., 6.00%, 05/15/2033(a)(b)		$2,299,000	2,225,103
Ferguson Enterprises, Inc., 5.00%, 10/03/2034(b)		600,000	582,523
Ferrovial NV, 3.63%, 09/18/2032(a)(b)	EUR	400,000	454,627
Fidelity National Information Services, Inc., 4.55%, 03/10/2029(b)		$1,000,000	991,003
Figure Technology Solutions, Inc., 8.50%, 07/31/2031(a)(b)		971,000	955,701
Fiserv, Inc., 5.35%, 03/15/2031(b)		1,200,000	1,199,137
Flash Compute LLC, 7.25%, 12/31/2030(a)(b)(c)		946,000	955,292
Florida Power & Light Co., 2.88%, 12/04/2051(b)		46,000	27,287
Ford Motor Co., 6.10%, 08/19/2032(b)		42,000	42,538
Ford Motor Credit Co. LLC
3.31%, 05/17/2029	EUR	300,000	340,570
5.73%, 09/05/2030(b)		$400,000	400,173
5.75%, 04/06/2033(b)		227,000	223,055
Fox Corp., 6.50%, 10/13/2033(b)		1,500,000	1,574,462
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/2031(a)(b)		1,619,000	1,623,404
General Motors Financial Co., Inc., 6.10%, 01/07/2034(b)		800,000	822,828
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029(a)(b)		1,290,000	1,319,944
Georgia Power Co., 4.95%, 05/17/2033(b)		320,000	316,420
Goldman Sachs Group, Inc.
(fixed rate to 10/23/2029, variable rate thereafter), 4.69%, 10/23/2030(b)		742,000	733,563
(fixed rate to 10/23/2034, variable rate thereafter), 5.02%, 10/23/2035(b)		466,000	448,405
(fixed rate to 01/21/2036, variable rate thereafter), 5.07%, 01/21/2037(b)		461,000	439,081
(fixed rate to 07/21/2056, variable rate thereafter), 6.22%, 07/21/2057(b)		338,000	334,765
Goldman Sachs Private Credit Corp., 6.15%, 06/16/2031(a)(b)		289,000	285,258
Goodyear Tire & Rubber Co., 8.88%, 07/15/2032(b)		2,636,000	2,705,490
Graphic Packaging International LLC, 6.38%, 07/15/2032(a)(b)		2,688,000	2,683,673
HCA, Inc.
4.90%, 11/15/2035(b)		666,000	630,225
5.13%, 06/15/2039(b)		29,000	26,850
5.70%, 11/15/2055(b)		271,000	243,611
Highwoods Realty LP, 5.35%, 01/15/2033(b)		523,000	512,679
Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, 05/15/2034(a)(b)		1,361,000	1,333,043
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030(b)		2,439,000	2,404,441
5.50%, 09/15/2031(a)(b)		181,000	179,334
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Hilton Domestic Operating Co., Inc. (continued)
5.88%, 03/15/2033(a)(b)		$595,000	$594,830
Home Depot, Inc.
4.88%, 02/15/2044(b)		129,000	114,216
3.63%, 04/15/2052(b)		505,000	346,496
Honeywell Aerospace, Inc.
4.60%, 03/16/2033(a)(b)		650,000	628,418
4.95%, 03/16/2036(a)(b)		350,000	337,395
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/2029(b)		1,500,000	1,422,195
Howard University, Series 22A, 5.21%, 10/01/2052(b)(c)		4,000,000	3,210,151
Hyundai Capital America
5.25%, 01/08/2027(a)		244,000	244,798
4.50%, 09/18/2030(a)(b)		1,034,000	1,006,802
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/2029(b)		1,177,000	1,172,118
10.00%, 11/15/2029(a)(b)		504,000	504,829
Intel Corp.
5.00%, 08/15/2033(b)		1,000,000	972,177
5.70%, 02/10/2053(b)		303,000	268,928
ION Platform Finance U.S., Inc., 7.88%, 09/30/2032(a)(b)		1,261,000	998,728
Iron Mountain, Inc.
5.63%, 07/15/2032(a)(b)		1,715,000	1,678,406
6.25%, 01/15/2033(a)(b)		1,003,000	1,006,854
4.75%, 01/15/2034(a)(b)	EUR	150,000	168,305
J&F Luxembourg Finance SARL, 8.00%, 04/23/2033(a)(b)		$1,086,000	1,042,560
Jackson Financial, Inc., 6.15%, 01/15/2037(b)		1,000,000	977,542
Jane Street Group/JSG Finance, Inc., 6.13%, 11/01/2032(a)(b)		3,545,000	3,527,273
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036(b)		389,000	379,506
6.50%, 12/01/2052(b)		475,000	459,213
Jefferies Financial Group, Inc., 5.50%, 02/15/2036(b)		513,000	485,448
Jersey Central Power & Light Co.
2.75%, 03/01/2032(a)(b)		214,000	188,461
5.10%, 01/15/2035(b)		127,000	124,125
JH North America Holdings, Inc.
5.88%, 01/31/2031(a)(b)		216,000	215,533
6.13%, 07/31/2032(a)(b)		301,000	301,235
Johnson & Johnson, 3.70%, 02/26/2055(b)	EUR	310,000	315,119
JPMorgan Chase & Co.
(fixed rate to 04/22/2029, variable rate thereafter), 5.58%, 04/22/2030(b)		$389,000	395,485
(fixed rate to 10/22/2029, variable rate thereafter), 4.60%, 10/22/2030(b)		546,000	540,498
(fixed rate to 02/04/2031, variable rate thereafter), 1.95%, 02/04/2032(b)		626,000	547,237
	Shares or Principal Amount		Value

JPMorgan Chase & Co. (continued)
(fixed rate to 01/24/2035, variable rate thereafter), 5.50%, 01/24/2036(b)		$866,000	$867,236
VRN, (fixed rate to 07/23/2036, variable rate thereafter), 5.80%, 07/23/2041(b)		800,000	791,919
(fixed rate to 04/22/2051, variable rate thereafter), 3.33%, 04/22/2052(b)		28,000	18,359
Kodiak Gas Services LLC, 6.75%, 10/01/2035(a)(b)		1,942,000	1,956,749
Kraft Heinz Foods Co., 4.38%, 06/01/2046(b)		597,000	459,463
Kraken Oil & Gas Partners LLC
7.63%, 08/15/2029(a)(b)		840,000	848,205
7.13%, 05/15/2031(a)(b)		476,000	469,426
Kroger Co., 5.50%, 09/15/2054(b)		384,000	345,559
LBM Acquisition LLC, 6.25%, 01/15/2029(a)(b)		724,000	463,917
Liberty Mutual Group, Inc., 3.88%, 09/26/2035(a)(b)	EUR	100,000	111,854
Lincoln National Corp., 5.35%, 11/15/2035(b)		$1,000,000	965,999
Lowe's Cos., Inc., 4.25%, 04/01/2052(b)		800,000	595,345
M&T Bank Corp.
(fixed rate to 08/16/2027, variable rate thereafter), 4.55%, 08/16/2028(b)		301,000	300,414
(fixed rate to 03/13/2031, variable rate thereafter), 6.08%, 03/13/2032(b)		412,000	425,779
Macy's Retail Holdings LLC
5.88%, 03/15/2030(a)(b)		86,000	85,380
7.38%, 08/01/2033(a)(b)		1,871,000	1,946,945
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)		1,282,000	1,048,333
Maple Parent Holdings Corp., 4.73%, 03/26/2035(a)(b)	EUR	380,000	441,263
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(a)(b)		$1,335,000	1,312,890
Mars, Inc.
4.80%, 03/01/2030(a)(b)		289,000	288,016
5.20%, 03/01/2035(a)(b)		597,000	588,777
5.70%, 05/01/2055(a)(b)		448,000	422,770
Marsh & McLennan Cos., Inc., 5.40%, 03/15/2055(b)		315,000	283,094
Men's Wearhouse LLC, 9.00%, 02/01/2031(a)(b)		727,000	775,296
Merck & Co., Inc., 4.75%, 12/04/2035(b)		543,000	521,416
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(a)(b)		1,770,000	1,700,674
Meta Platforms, Inc., 5.75%, 11/15/2065(b)		500,000	412,298
Midcontinent Communications, 8.00%, 08/15/2032(a)(b)		1,522,000	1,292,536
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(a)(b)		403,000	396,792
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(a)(b)		1,198,000	1,108,682
Molson Coors Beverage Co., 5.00%, 05/01/2042		700,000	612,588
Moog, Inc., 5.50%, 10/15/2034(a)(b)		1,285,000	1,243,142
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Morgan Stanley
(fixed rate to 04/01/2030, variable rate thereafter), 3.62%, 04/01/2031(b)		$704,000	$670,171
(fixed rate to 07/21/2033, variable rate thereafter), 5.42%, 07/21/2034(b)		1,075,000	1,072,937
(fixed rate to 07/17/2036, variable rate thereafter), 5.61%, 07/17/2037(b)		1,000,000	993,984
Mylan, Inc., 4.55%, 04/15/2028(b)		1,000,000	992,354
National Grid North America, Inc., 3.92%, 06/03/2035(a)(b)	EUR	410,000	462,847
NCL Corp. Ltd., 6.25%, 09/15/2033(a)(b)		$2,742,000	2,606,408
Netflix, Inc., 5.40%, 08/15/2054(b)		750,000	688,384
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(a)(b)		478,000	479,313
New York Life Insurance Co., 5.88%, 05/15/2033(a)		1,200,000	1,227,622
News Corp., 3.88%, 05/15/2029(a)(b)		682,000	657,114
Northern States Power Co., 5.05%, 05/15/2035(b)		380,000	372,814
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055(a)(b)		482,000	474,279
NRG Energy, Inc.
5.75%, 01/15/2034(a)(b)		1,923,000	1,872,816
6.00%, 01/15/2036(a)(b)		1,545,000	1,511,589
NuStar Logistics LP, 6.38%, 10/01/2030(b)		1,458,000	1,487,385
NVIDIA Corp., 5.63%, 06/15/2056(b)		900,000	814,401
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/2050(b)		395,000	228,789
OAK-Eagle Acquireco, Inc., 8.75%, 07/01/2034(a)(b)		1,868,000	1,967,914
Occidental Petroleum Corp., 6.45%, 09/15/2036		298,000	313,649
Oncor Electric Delivery Co. LLC, VRN, (fixed rate to 08/28/2031, variable rate thereafter), 4.55%, 11/26/2056(a)(b)	EUR	337,000	388,307
Oracle Corp.
4.95%, 02/04/2031(b)		$1,100,000	1,050,684
5.35%, 05/04/2033(b)		313,000	294,135
4.70%, 09/27/2034(b)		680,000	596,496
4.00%, 07/15/2046(b)		427,000	271,256
6.00%, 08/03/2055(b)		250,000	200,478
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031(a)(b)		526,000	497,977
9.50%, 06/01/2033(a)(b)		1,321,000	1,299,630
Pacific Gas & Electric Co., 6.40%, 06/15/2033(b)		103,000	107,722
PennyMac Financial Services, Inc., 6.88%, 02/15/2033(a)(b)		2,518,000	2,389,198
Performance Food Group, Inc.
6.13%, 09/15/2032(a)(b)		1,106,000	1,109,124
5.63%, 03/01/2034(a)(b)		782,000	758,538
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031(a)(b)		828,000	830,645
	Shares or Principal Amount	Value

Pfizer Investment Enterprises Pte. Ltd., 5.11%, 05/19/2043(b)	$750,000	$684,347
PG&E Corp.
5.25%, 07/01/2030(b)	2,160,000	2,124,226
VRN, (fixed rate to 12/15/2029, variable rate thereafter), 7.38%, 03/15/2055(b)	855,000	868,183
Pilgrim's Pride Corp., 3.50%, 03/01/2032(b)	1,500,000	1,349,878
Pinnacle Financial Partners, Inc., (fixed rate to 05/19/2031, variable rate thereafter), 5.60%, 05/19/2032(b)	893,000	885,334
Plains All American Pipeline LP/PAA Finance Corp.
5.70%, 09/15/2034(b)	392,000	394,552
5.60%, 01/15/2036(b)	231,000	227,532
PNC Financial Services Group, Inc.
(fixed rate to 01/22/2034, variable rate thereafter), 5.68%, 01/22/2035(b)	362,000	365,709
(fixed rate to 01/29/2035, variable rate thereafter), 5.58%, 01/29/2036(b)	363,000	364,604
Post Holdings, Inc.
4.63%, 04/15/2030(a)(b)	2,438,000	2,348,415
6.25%, 10/15/2034(a)(b)	959,000	932,404
PPL Electric Utilities Corp., 5.25%, 05/15/2053(b)	626,000	557,988
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(a)(b)(c)	1,639,000	1,543,314
Progressive Corp., 5.15%, 03/26/2036(b)	361,000	353,420
PSEG Power LLC, 5.20%, 05/15/2030(a)(b)	582,000	583,571
Public Storage Operating Co., 5.15%, 08/15/2036(b)	127,000	123,689
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036(a)(b)	348,000	318,217
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030(a)(b)	1,061,000	1,065,702
Rocket Cos., Inc.
6.13%, 08/01/2030(a)(b)	960,000	967,783
6.38%, 08/01/2033(a)(b)	2,179,000	2,191,948
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 03/01/2031(a)(b)	219,000	202,885
4.00%, 10/15/2033(a)(b)	396,000	349,733
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031(a)(b)	37,000	37,130
6.00%, 02/01/2033(a)(b)	523,000	527,241
Salesforce, Inc.
5.55%, 03/15/2036(b)	800,000	780,104
6.55%, 03/15/2056(b)	800,000	764,274
Service Corp. International, 5.75%, 10/15/2032(b)	2,906,000	2,882,230
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(a)(b)	1,260,000	1,274,380
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/2032(a)(b)	$915,000	$921,217
Southern California Gas Co., Series WW, 3.95%, 02/15/2050(b)	800,000	577,552
Space Exploration Technologies Corp., 5.35%, 07/15/2031(a)(b)	1,500,000	1,459,994
Staples, Inc., 10.75%, 09/01/2029(a)(b)	1,356,000	1,297,491
Starwood Property Trust, Inc.
5.75%, 01/15/2031(a)(b)	1,539,000	1,515,654
6.13%, 06/01/2031(a)(b)	406,000	405,039
State Street Corp., (fixed rate to 04/24/2036, variable rate thereafter), 5.09%, 04/24/2037(b)	750,000	727,172
Stellantis Financial Services U.S. Corp., 5.40%, 06/15/2029(a)(b)	1,139,000	1,130,992
Stetson University, Inc., Series 2019, 4.09%, 12/01/2059(b)	6,980,000	4,161,308
Store Capital LLC
4.63%, 03/15/2029(b)	256,000	252,685
2.75%, 11/18/2030(b)	460,000	412,230
2.70%, 12/01/2031(b)	153,000	133,382
Stryker Corp., 5.20%, 02/10/2035(b)	348,000	345,099
Sunoco LP
4.63%, 05/01/2030(a)(b)	1,134,000	1,091,896
7.25%, 05/01/2032(a)(b)	1,924,000	1,983,644
6.63%, 08/15/2032(a)(b)	596,000	601,667
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(a)(b)(c)	1,919,000	1,781,975
Takeda U.S. Financing, Inc., 5.20%, 07/07/2035(b)	800,000	783,834
Talen Energy Supply LLC
6.25%, 02/01/2034(a)(b)	1,530,000	1,500,641
6.50%, 02/01/2036(a)(b)	586,000	578,690
Targa Resources Corp.
4.20%, 02/01/2033(b)	131,000	122,228
4.95%, 04/15/2052(b)	442,000	359,338
Texas Capital Bancshares, Inc., (fixed rate to 02/27/2031, variable rate thereafter), 5.30%, 02/27/2032(b)	729,000	713,906
Thermo Fisher Scientific, Inc., 4.47%, 10/07/2032(b)	470,000	456,397
T-Mobile USA, Inc.
3.88%, 04/15/2030(b)	18,000	17,287
5.05%, 07/15/2033(b)	407,000	398,010
5.75%, 01/15/2034(b)	130,000	131,827
5.88%, 11/15/2055(b)	1,000,000	906,931
5.85%, 02/15/2056(b)	18,000	16,307
Toledo Hospital, (Assured Guaranty Inc), 6.02%, 11/15/2048	252,000	242,344
Toll Road Investors Partnership II LP
(National Public Finance Guaran), Series 1999B, 0.00%, 02/15/2027(a)(g)	353,000	340,819
	Shares or Principal Amount	Value

Toll Road Investors Partnership II LP (continued)
(Assured Guaranty London PLC), Series 2005B, 0.00%, 02/15/2043(a)(c)(g)	$419,799	$147,454
TransDigm, Inc.
6.75%, 08/15/2028(a)(b)	417,000	419,611
6.38%, 03/01/2029(a)(b)	871,000	881,479
6.88%, 12/15/2030(a)(b)	2,176,000	2,230,561
6.38%, 05/31/2033(a)(b)	2,501,000	2,500,366
6.13%, 07/31/2034(a)(b)	1,458,000	1,441,624
Turning Point Brands, Inc., 7.63%, 03/15/2032(a)(b)	1,169,000	1,187,139
U.S. Foods, Inc.
4.75%, 02/15/2029(a)(b)	2,052,000	2,021,919
5.75%, 04/15/2033(a)(b)	519,000	513,509
Union Pacific Corp., 3.25%, 02/05/2050(b)	936,000	612,764
UnitedHealth Group, Inc.
5.15%, 07/15/2034(b)	507,000	502,906
3.75%, 10/15/2047(b)	650,000	468,378
Univision Communications, Inc., 8.88%, 04/15/2033(a)(b)	3,153,000	3,052,812
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/2029(a)(b)	1,826,000	1,865,345
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046(b)	4,029,000	3,281,930
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/2031(a)(b)	540,000	500,218
Venture Global LNG, Inc.
9.50%, 02/01/2029(a)(b)	1,026,000	1,098,251
VRN, (fixed rate to 09/30/2029, variable rate thereafter), 9.00%, 09/30/2029(a)(f)	1,782,000	1,774,836
8.38%, 06/01/2031(a)(b)	1,327,000	1,371,850
6.38%, 12/15/2034(a)(b)	633,000	616,490
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033(a)(b)	435,000	471,983
6.50%, 01/15/2034(a)(b)	1,112,000	1,147,429
6.75%, 01/15/2036(a)(b)	1,148,000	1,201,607
Verizon Communications, Inc.
2.65%, 11/20/2040(b)	1,000,000	680,754
VRN, (fixed rate to 02/14/2033, variable rate thereafter), 6.05%, 05/14/2058(b)	500,000	491,665
Viking Cruises Ltd., 5.88%, 10/15/2033(a)(b)	916,000	907,010
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(a)(b)	1,587,000	1,585,643
Vistra Operations Co. LLC
4.70%, 01/31/2031(a)(b)	452,000	439,988
6.00%, 04/15/2034(a)(b)	850,000	857,865
5.35%, 01/31/2036(a)(b)	452,000	432,623
Vulcan Materials Co.
3.50%, 06/01/2030(b)	36,000	34,143
5.70%, 12/01/2054(b)	243,000	227,791
Wells Fargo & Co.
(fixed rate to 03/24/2027, variable rate thereafter), 3.53%, 03/24/2028(b)	38,000	37,744
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Wells Fargo & Co. (continued)
(fixed rate to 01/24/2030, variable rate thereafter), 5.24%, 01/24/2031(b)	$191,000	$192,265
(fixed rate to 03/02/2032, variable rate thereafter), 3.35%, 03/02/2033(b)	478,000	434,775
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034(b)	606,000	612,650
Whirlpool Corp., 5.50%, 03/01/2033(b)	2,514,000	1,957,033
WMG Acquisition Corp.
3.75%, 12/01/2029(a)(b)	263,000	250,442
3.88%, 07/15/2030(a)(b)	437,000	411,550
WULF Compute LLC, 7.75%, 10/15/2030(a)(b)(c)	952,000	989,097
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/2028(a)(b)	1,700,000	1,664,461
5.63%, 03/01/2033(a)(b)	647,000	629,678
Xcel Energy, Inc., 5.50%, 03/15/2034(b)	184,000	183,671
Total United States		307,339,231
UZBEKISTAN—0.8%
Uzauto Motors AJ, 7.38%, 11/19/2030(a)(b)	1,474,000	1,491,784
Uzbek Industrial & Construction Bank ATB, 8.95%, 07/24/2029(a)	1,478,000	1,578,861
Uzbekneftegaz JSC, 8.75%, 05/07/2030(a)	1,202,000	1,280,229
Total Uzbekistan		4,350,874
ZAMBIA—0.7%
First Quantum Minerals Ltd.
8.63%, 06/01/2031(a)(b)	1,927,000	2,004,704
8.00%, 03/01/2033(a)(b)	1,820,000	1,891,086
Total Zambia		3,895,790
Total Corporate Bonds		539,792,855
U.S. TREASURIES—11.9%
U.S. Treasury Bonds
1.13%, 08/15/2040	9,914,000	5,983,641
2.38%, 02/15/2042	8,816,000	6,178,776
3.88%, 05/15/2043	9,021,000	7,663,621
4.75%, 11/15/2053	1,028,000	947,286
4.63%, 05/15/2054	1,272,000	1,150,415
U.S. Treasury Notes
4.13%, 08/31/2030	6,295,000	6,229,345
3.63%, 09/30/2030	7,698,000	7,472,473
4.88%, 10/31/2030	5,878,000	5,982,472
3.88%, 03/31/2031	3,073,000	3,002,897
2.75%, 08/15/2032	13,150,000	11,933,625
4.00%, 02/15/2034	2,467,000	2,372,946
4.63%, 02/15/2035	4,061,000	4,050,847
4.25%, 05/15/2035	1,150,000	1,115,096
4.25%, 08/15/2035	1,627,000	1,575,330
4.38%, 05/15/2036	377,000	367,104
Total U.S. Treasuries		66,025,874
	Shares or Principal Amount		Value
ASSET-BACKED SECURITIES—10.3%
AUSTRALIA—0.1%
Panorama Auto Trust, FRN, 1 mo. AUD Bank Bill Swap + 1.020%, Series 2026-1, Class A, 5.33%, 03/15/2034(a)(b)(h)	AUD	592,930	$417,094
CAYMAN ISLANDS—8.0%
Bain Capital Credit CLO Ltd., FRN, 3 mo. USD SOFR + 1.500%, Series 2021-7A, Class BR, 5.23%, 01/22/2035(a)(b)(h)		$390,025	390,259
Benefit Street Partners CLO X Ltd., FRN, 3 mo. USD SOFR + 2.850%, Series 2016-10A, 6.58%, 07/20/2038(a)(b)(h)		3,000,000	3,001,464
Cathedral Lake VI Ltd., FRN, 3 mo. USD SOFR + 1.850%, Series 2021-6A, Class BR, 5.66%, 04/25/2034(a)(b)(h)		370,578	371,132
Cedar Funding IV CLO Ltd., FRN, 3 mo. USD SOFR + 3.300%, Series 2014-4A, Class DR3, 7.05%, 01/23/2038(a)(b)(h)		3,000,000	2,968,489
Empower CLO Ltd., FRN, 3 mo. USD SOFR + 1.950%, Series 2023-2A, Class CR, 5.70%, 10/15/2038(a)(b)(h)		5,200,000	5,218,121
Invesco U.S. CLO Ltd.
FRN, 3 mo. USD SOFR + 1.750%, Series 2024-1RA, Class BR2, 5.50%, 04/15/2037(a)(b)(h)		6,000,000	6,014,414
FRN, 3 mo. USD SOFR + 2.700%, Series 2024-4A, Class D1, 6.45%, 01/15/2038(a)(b)(h)		2,000,000	2,000,913
KKR CLO 40 Ltd., FRN, 3 mo. USD SOFR + 1.700%, Series 40A, 5.43%, 10/20/2034(a)(b)(h)		2,700,000	2,703,333
Palmer Square CLO Ltd.
FRN, 3 mo. USD SOFR + 2.750%, Series 2024-2AR, 6.50%, 07/20/2038(a)(b)(h)		3,000,000	2,991,441
FRN, 3 mo. USD SOFR + 4.500%, Series 2024-2AR, 8.25%, 07/20/2038(a)(b)(h)		2,000,000	1,993,377
Regatta XXIX Funding Ltd., FRN, 3 mo. USD SOFR + 1.750%, Series 2024-3A, Class B, 5.50%, 09/06/2037(a)(b)(h)		5,525,000	5,539,080
Rowe CLO Ltd., FRN, 3 mo. USD SOFR + 1.800%, Series 2026-2A, Class C, 0.00%, 07/20/2039(a)(b)(h)(i)		3,250,000	3,250,000
Sixth Street CLO XVIII Ltd., FRN, 3 mo. USD SOFR + 2.700%, Series 2021-18A, Class D1R, 6.45%, 10/17/2038(a)(b)(h)		5,000,000	5,002,537
TCW CLO Ltd., FRN, 3 mo. USD SOFR + 1.600%, Series 2020-1A, Class BR3, 5.33%, 04/20/2034(a)(b)(h)		235,000	235,171
Voya Ltd., FRN, 3 mo. USD SOFR + 1.750%, Series 2024-3AR, Class CR, 5.57%, 07/20/2039(a)(b)(h)(i)		2,750,000	2,750,000
Total Cayman Islands			44,429,731
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

	Shares or Principal Amount		Value
ASSET-BACKED SECURITIES (continued)
FRANCE—0.1%
Boursobank Consumer Loans France, FRN, 1 mo. Euribor + 0.660%, Series 26, Class A1, 2.84%, 05/24/2044(a)(b)(h)	EUR	400,000	$461,262
Red & Black Auto Germany 14 UG, FRN, 1 mo. Euribor + 0.520%, Series 14, Class A, 2.79%, 02/15/2035(a)(b)(h)		262,396	302,319
Total France			763,581
IRELAND—0.1%
Finance Ireland Auto Receivables No. 1 DAC, FRN, 1 mo. Euribor + 0.850%, Series 1, Class A, 3.11%, 09/12/2033(a)(b)(h)		388,589	448,534
JERSEY—1.3%
AGL CLO 21 Ltd., FRN, 3 mo. USD SOFR + 1.950%, Series 2022-21A, Class CR, 5.68%, 10/21/2037(a)(b)(h)		$2,000,000	1,999,831
AGL CLO 26 Ltd., FRN, 3 mo. USD SOFR + 1.900%, Series 2023-26A, Class CR, 5.57%, 10/21/2038(a)(b)(h)		5,000,000	5,017,504
Total Jersey			7,017,335
LUXEMBOURG—0.6%
Advanzia Master Issuer SARL, FRN, 1 mo. Euribor + 0.780%, Series 2026-1, Class A, 2.95%, 05/16/2036(a)(b)(h)	EUR	300,000	346,141
Cars Alliance SARL, FRN, 1 mo. Euribor + 0.610%, Series 2026-G1V, Class A, 2.82%, 05/19/2036(a)(b)(h)		300,000	345,712
FACT SA, FRN, 1 mo. Euribor + 0.630%, Series 2026-1, Class A, 2.92%, 04/20/2033(a)(b)(h)		191,279	220,622
First Mobility Swiss Lease, FRN, 1 mo. Euribor + 0.680%, Series 2026-1, Class A, 2.88%, 09/23/2033(a)(b)(h)		374,870	432,619
RevoCar SA - Compartment, FRN, 1 mo. Euribor + 0.550%, Series 2026-1, Class A, 2.76%, 10/21/2039(a)(b)(h)		700,000	806,817
SC Germany SA, FRN, 1 mo. Euribor + 0.670%, Series 2026-1, Class A, 2.94%, 05/14/2036(a)(b)(h)		400,000	461,355
SC Sweden I SARL, FRN, 1 mo. Euribor + 0.630%, Series 1, Class A1, 2.83%, 12/25/2039(a)(b)(h)		320,000	368,712
Silver Arrow SA acting in respect of its Compartment 21, FRN, 1 mo. Euribor + 0.420%, Series 21, Class A, 2.64%, 12/15/2033(a)(b)(h)		270,503	311,596
Total Luxembourg			3,293,574
SPAIN—0.1%
Auto ABS Spanish Loans Fondo De Titulizacion, FRN, 1 mo. Euribor + 0.600%, Series 2026-1, Class A, 2.80%, 12/28/2038(a)(b)(h)		200,000	230,470
	Shares or Principal Amount		Value

BBVA Consumer Auto FT, FRN, 3 mo. Euribor + 0.600%, Series 2026-1, Class A, 2.82%, 02/25/2042(a)(b)(h)	EUR	100,000	$115,150
Total Spain			345,620
UNITED STATES—0.0%
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%, 07/15/2032(a)(b)		$18,860	18,909
Business Jet Securities LLC, Series 2026-1A, Class A, 5.46%, 06/15/2041(a)(b)		98,000	97,489
Enterprise Fleet Financing LLC
Series 2024-3, Class A2, 5.31%, 04/20/2027(a)(b)		14,671	14,679
Series 2025-1, Class A2, 4.65%, 10/20/2027(a)(b)		26,878	26,911
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A2A, 4.63%, 05/15/2028(a)(b)		73,637	73,695
Total United States			231,683
Total Asset-Backed Securities			56,947,152
GOVERNMENT BONDS—8.2%
ARGENTINA—0.3%
Provincia de Buenos Aires/Government Bonds, 6.63%, 09/01/2037(a)(c)		2,188,369	1,812,626
AUSTRALIA—0.1%
Australia Government Bonds, 2.75%, 05/21/2041(a)	AUD	648,000	342,375
BENIN—0.3%
Benin Government International Bonds, 8.38%, 01/23/2041(a)(c)		$1,767,000	1,869,889
CANADA—0.3%
Canada Government Bonds
2.25%, 02/01/2028	CAD	951,000	672,382
2.75%, 12/01/2055		246,000	136,706
Province of Alberta, 1.65%, 06/01/2031		553,000	363,485
Province of British Columbia, 2.95%, 06/18/2050		520,000	270,121
Total Canada			1,442,694
EGYPT—0.3%
Egypt Government International Bonds, 7.63%, 05/29/2032(a)		$1,920,000	1,922,824
FRANCE—0.4%
French Republic Government Bonds OAT
2.70%, 02/25/2031(a)	EUR	635,000	714,735
3.50%, 11/25/2035(a)		305,000	341,584
4.10%, 05/25/2046(a)		306,000	334,622
3.25%, 05/25/2055(a)		643,000	572,434
Total France			1,963,375
GABON—0.3%
Gabon Government International Bonds, 9.38%, 08/05/2033(a)(c)(i)		$1,959,000	1,783,335
GERMANY—0.0%
Bundesobligation, 2.50%, 04/16/2031(a)	EUR	131,000	148,368
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

	Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
GERMANY (continued)
Bundesrepublik Deutschland Bundesanleihe, 2.90%, 02/15/2036(a)	EUR	70,000	$78,985
Total Germany			227,353
GREECE—0.5%
Hellenic Republic Government Bonds
3.38%, 06/16/2036(a)		365,000	403,449
4.13%, 06/15/2054(a)		2,148,000	2,309,799
Total Greece			2,713,248
ITALY—1.6%
Italy Buoni Poliennali Del Tesoro
2.85%, 02/01/2031(a)		209,000	236,247
1.45%, 03/01/2036(a)		2,133,000	1,979,295
4.10%, 04/30/2046(a)		612,000	668,955
4.30%, 10/01/2054(a)		5,569,000	6,037,914
Total Italy			8,922,411
IVORY COAST—0.2%
Ivory Coast Government International Bonds, 5.25%, 03/22/2030(a)(c)		812,000	938,540
KAZAKHSTAN—0.9%
Development Bank of Kazakhstan JSC
13.49%, 05/23/2028(a)	KZT	720,000,000	1,424,906
18.40%, 10/16/2028(a)		1,550,000,000	3,388,700
Total Kazakhstan			4,813,606
KENYA—0.3%
Republic of Kenya Government International Bonds, 8.70%, 02/26/2039(a)(c)		$1,908,000	1,833,727
KYRGYZSTAN—0.3%
Kyrgyz Republic International Bonds, 7.75%, 06/03/2030(a)		1,483,000	1,495,041
MEXICO—0.1%
Mexico Bonos, 7.50%, 05/26/2033	MXN	10,494,000	562,839
MONGOLIA—0.3%
Development Bank of Mongolia LLC, 6.90%, 07/02/2031(a)		$1,969,000	1,951,762
NEW ZEALAND—0.2%
New Zealand Government Bonds
4.50%, 05/15/2030	NZD	688,000	412,294
1.50%, 05/15/2031		515,000	268,587
4.25%, 05/15/2036		300,000	170,694
Total New Zealand			851,575
ROMANIA—0.3%
Romania Government International Bonds, 7.50%, 02/10/2037(a)		$1,666,000	1,769,538
SPAIN—0.4%
Spain Government Bonds
3.20%, 10/31/2035(a)	EUR	1,941,000	2,178,043
3.90%, 07/30/2039(a)		290,000	336,311
Total Spain			2,514,354
UNITED KINGDOM—1.1%
U.K. Gilts
4.00%, 10/22/2031(a)	GBP	1,789,680	2,341,568
Shares or Principal Amount			Value

U.K. Gilts (continued)
4.50%, 03/07/2035(a)	GBP	1,102,400	$1,436,665
1.25%, 10/22/2041(a)		2,562,000	1,963,731
1.50%, 07/22/2047(a)		257,000	168,639
Total United Kingdom			5,910,603
Total Government Bonds			45,641,715
MUNICIPAL BONDS—1.5%
CALIFORNIA—0.5%
Golden State Tobacco Securitization Corp.Series A-1, 4.21%, 06/01/2050(b)		$4,250,000	2,882,048
IOWA—0.0%
Iowa Student Loan Liquidity Corp.Series A, 5.08%, 12/01/2039(b)		45,000	42,548
MASSACHUSETTS—0.1%
Massachusetts Development Finance AgencySeries B, 7.38%, 10/01/2035(b)		145,000	145,821
Massachusetts Educational Financing Authority
Series A, 2.64%, 07/01/2037(b)		500,000	443,940
Series A, 4.95%, 07/01/2038(b)		145,000	140,631
Massachusetts Housing Finance Agency, (GNMA/FNMA/FHLMC), Series 226, 5.56%, 12/01/2052(b)		110,000	111,422
Total Massachusetts			841,814
MICHIGAN—0.1%
Michigan Finance AuthoritySeries T, 3.38%, 12/01/2040		400,000	326,041
NEW HAMPSHIRE—0.1%
New Hampshire Business Finance AuthoritySeries A, 6.89%, 04/01/2034(a)(b)		345,000	359,688
NEW YORK—0.7%
New York Transportation Development Corp.Series B, 6.97%, 06/30/2051		4,000,000	3,876,227
OKLAHOMA—0.0%
Oklahoma Development Finance AuthoritySeries C, 5.45%, 08/15/2028		246,000	243,110
Total Municipal Bonds			8,571,476
COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
CAYMAN ISLANDS—0.0%
CREST Ltd., Series 2004-1A, Class G2, 7.00%, 01/28/2040(a)(b)(d)(e)		9,172,641	–
TRTX Issuer Ltd., FRN, 1 mo. USD SOFR + 1.700%, Series 2025-FL7, Class AS, 5.37%, 06/18/2043(a)(b)(h)		100,000	100,188
Total Cayman Islands			100,188
UNITED STATES—1.0%
3650R Commercial Mortgage Trust, Series 2021-PF1, Class XA, 0.99%, 11/15/2054(h)(j)		7,299,690	226,335
Arbor Realty Commercial Real Estate Notes Ltd., FRN, 30 day USD SOFR Average + 3.000%, Series 2022-FL1, Class D, 6.63%, 01/15/2037(a)(b)(h)		808,000	802,654
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

	Shares or Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UNITED STATES (continued)
Bank
Series 2021-BN32, Class XA, 0.70%, 04/15/2054(b)(h)(j)		$4,882,660	$126,022
Series 2021-BN34, Class XA, 0.95%, 06/15/2063(b)(h)(j)		982,831	32,138
Series 2021-BN35, Class XA, 1.00%, 06/15/2064(b)(h)(j)		1,190,625	45,187
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.59%, 04/15/2053(b)(h)(j)		2,818,055	102,819
Series 2021-C9, Class XA, 1.54%, 02/15/2054(b)(h)(j)		8,304,112	458,314
Series 2021-C10, Class XA, 1.19%, 07/15/2054(b)(h)(j)		1,709,381	75,594
Benchmark Mortgage Trust
Series 2020-B18, Class XA, 1.75%, 07/15/2053(b)(h)(j)		2,363,782	116,088
Series 2021-B23, Class XA, 1.25%, 02/15/2054(b)(h)(j)		7,404,337	296,895
Series 2021-B24, Class XA, 1.07%, 03/15/2054(b)(h)(j)		3,721,413	127,569
Series 2021-B26, Class XA, 0.82%, 06/15/2054(b)(h)(j)		11,849,607	334,391
Series 2021-B27, Class XA, 1.23%, 07/15/2054(b)(h)(j)		13,392,931	554,864
Series 2021-B28, Class XA, 1.22%, 08/15/2054(h)(j)		2,210,960	95,767
Series 2022-B36, Class XA, 0.64%, 07/15/2055(b)(h)(j)		17,553,594	618,664
BX Commercial Mortgage Trust, FRN, 1 day CAD CORRA + 1.900%, Series 2024-PURE, Class A, 4.20%, 11/15/2041(a)(h)	CAD	147,723	105,381
BX Trust
FRN, 1 mo. USD SOFR + 2.350%, Series 2026-CLS, Class C, 6.03%, 05/15/2043(a)(h)		$100,000	100,210
FRN, 1 mo. USD SOFR + 3.450%, Series 2026-CLS, Class D, 7.13%, 05/15/2043(a)(h)		100,000	100,313
EQT Trust
Series 2024-EXTR, Class B, 5.65%, 07/05/2041(a)(h)		269,941	270,543
Series 2024-EXTR, Class C, 6.05%, 07/05/2041(a)(h)		100,000	100,354
FORT CRE Issuer LLC, FRN, 30 day USD SOFR Average + 2.250%, Series 2022-FL3, Class AS, 5.87%, 02/23/2039(a)(b)(h)		74,204	74,175
LoanCore Issuer LLC, FRN, 1 mo. USD SOFR + 1.841%, Series 2025-CRE8, Class B, 5.52%, 08/17/2042(a)(b)(h)		300,000	298,875
Morgan Stanley Capital I Trust
Series 2021-L5, Class XA, 1.18%, 05/15/2054(b)(h)(j)		2,479,235	104,977
Shares or Principal Amount		Value

Morgan Stanley Capital I Trust (continued)
Series 2021-L6, Class XA, 1.14%, 06/15/2054(b)(h)(j)	$4,765,851	$168,007
Wells Fargo Commercial Mortgage Trust
Series 2021-C59, Class XA, 1.46%, 04/15/2054(b)(h)(j)	2,216,007	112,216
Series 2021-C60, Class XA, 1.51%, 08/15/2054(b)(h)(j)	3,470,664	201,346
Total United States		5,649,698
Total Commercial Mortgage-Backed Securities		5,749,886
SUPRANATIONAL—0.7%
Bladex, Inc., VRN, (fixed rate to 09/17/2032, variable rate thereafter), 7.50%, 09/17/2032(a)(f)	1,854,000	1,918,427
Eastern & Southern African Trade & Development Bank, 4.13%, 06/30/2028(a)	2,004,000	1,909,047
Total Supranational		3,827,474
AGENCY MORTGAGE-BACKED SECURITIES—0.4%
UNITED STATES—0.4%
Federal Home Loan Mortgage Corp.
MBS, 6.00%, 08/01/2034	7,190	7,282
UMBS, 5.00%, 11/01/2052	174,780	170,362
UMBS, 6.00%, 08/01/2053	31,133	31,705
UMBS, 4.50%, 11/01/2053	105,698	99,495
UMBS, 6.50%, 11/01/2054	56,479	58,552
Federal Home Loan Mortgage Corp. REMICS
CMO, FRN, 30 day USD SOFR Average + 1.500%, Series 5481, Class FC, 5.12%, 12/25/2054(h)	104,126	105,765
CMO, FRN, 30 day USD SOFR Average + 3.950%, Series 5575, Class MB, 7.57%, 09/25/2055(h)	88,354	91,151
Federal National Mortgage Association
UMBS, 6.50%, 04/01/2032	4,734	4,880
UMBS, 6.50%, 04/01/2032	2,055	2,119
UMBS, 6.50%, 01/01/2033	498	513
UMBS, 5.50%, 07/01/2033	15,331	15,304
UMBS, 5.50%, 08/01/2033	2,362	2,346
UMBS, 6.00%, 08/01/2034	1,275	1,290
UMBS, 5.50%, 07/01/2035	11,110	11,282
UMBS, 6.00%, 02/01/2037	15,628	16,172
UMBS, 6.50%, 02/01/2043	19,859	20,511
UMBS, 3.00%, 05/01/2051	309,832	265,906
UMBS, 5.00%, 08/01/2052	128,817	125,309
UMBS, 5.50%, 11/01/2052	83,629	83,410
UMBS, 6.00%, 08/01/2054	30,029	30,410
Federal National Mortgage Association REMICS
CMO, Series 2020-67, Class IH, 2.00%, 09/25/2050(j)	72,353	9,483
CMO, Series 2020-65, Class EI, 4.00%, 09/25/2050(j)	97,114	18,535
CMO, Series 2021-1, Class IH, 2.50%, 02/25/2051(j)	85,198	11,536
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

Shares or Principal Amount		Value
AGENCY MORTGAGE-BACKED SECURITIES (continued)
UNITED STATES (continued)
Federal National Mortgage Association REMICS (continued)
CMO, FRN, 30 day USD SOFR Average + 1.500%, Series 2024-90, Class FA, 5.12%, 12/25/2054(h)	$61,353	$61,951
CMO, FRN, 30 day USD SOFR Average + 1.450%, Series 2024-99, Class FE, 5.07%, 01/25/2055(h)	112,296	113,910
Government National Mortgage Association
MBS, 3.00%, 06/20/2052	38,189	33,175
MBS, 4.00%, 07/20/2052	17,844	16,371
MBS, 3.00%, 11/20/2052	35,930	31,269
MBS, 4.00%, 11/20/2052	37,264	34,331
MBS, 5.50%, 02/20/2053	43,625	43,605
MBS, 5.00%, 03/20/2053	52,884	51,537
MBS, 5.00%, 04/20/2053	90,284	87,985
MBS, 5.50%, 10/20/2053	34,672	34,681
MBS, 3.50%, 04/20/2056	74,741	65,458
Government National Mortgage Association REMICS
CMO, FRN, 30 day USD SOFR Average + 1.400%, Series 2023-135, Class FG, 5.02%, 09/20/2053(b)(h)	92,340	93,763
CMO, FRN, 30 day USD SOFR Average + 1.300%, Series 2023-149, Class YF, 4.92%, 10/20/2053(b)(h)	2,512	2,544
CMO, FRN, 30 day USD SOFR Average + 1.200%, Series 2023-189, Class FG, 4.82%, 12/20/2053(b)(h)	4,050	4,091
CMO, FRN, 30 day USD SOFR Average + 1.200%, Series 2024-44, Class FG, 4.82%, 03/20/2054(b)(h)	8,436	8,496
CMO, FRN, 30 day USD SOFR Average + 1.050%, Series 2024-164, Class FM, 4.67%, 10/20/2054(b)(h)	1,882	1,889
CMO, FRN, 30 day USD SOFR Average + 1.250%, Series 2025-63, Class FL, 4.87%, 04/20/2055(b)(h)	3,129	3,157
CMO, FRN, 30 day USD SOFR Average + 1.500%, Series 2025-80, Class FB, 5.12%, 05/20/2055(b)(h)	64,832	65,798
CMO, FRN, 30 day USD SOFR Average + 3.950%, Series 2025-89, Class MD, 7.57%, 05/20/2055(b)(h)	61,965	62,947
CMO, FRN, 30 day USD SOFR Average + 11.575%, Series 2025-98, Class SW, 6.14%, 06/20/2055(b)(h)	94,323	90,709
CMO, FRN, 30 day USD SOFR Average + 11.650%, Series 2025-97, Class SC, 6.22%, 06/20/2055(b)(h)	45,320	43,126
CMO, FRN, 30 day USD SOFR Average + 5.350%, Series 2025-115, Class GS, 1.73%, 07/20/2055(b)(h)(j)	129,414	5,810
	Shares or Principal Amount		Value

Government National Mortgage Association REMICS (continued)
CMO, FRN, 30 day USD SOFR Average + 1.200%, Series 2024-48, Class FA, 4.82%, 03/20/2064(b)(h)		$7,762	$7,818
CMO, FRN, 30 day USD SOFR Average + 0.800%, Series 2025-177, Class FA, 4.42%, 08/20/2065(b)(h)		3,856	3,855
CMO, FRN, 30 day USD SOFR Average + 0.500%, Series 2026-H12, Class FA, 4.12%, 08/20/2067(b)(h)		53,477	53,357
Total United States			2,204,951
Total Agency Mortgage-Backed Securities			2,204,951
RESIDENTIAL MORTGAGE-BACKED SECURITIES—0.4%
AUSTRALIA—0.1%
Liberty Funding Pty. Ltd., CMO, FRN, 1 mo. AUD Bank Bill Swap + 0.700%, Series 2026-1, Class A1A, 5.01%, 10/10/2058(a)(b)(h)	AUD	218,711	153,860
Triton Bond Trust, CMO, FRN, 1 mo. AUD Bank Bill Swap + 0.700%, Series 2026-1, Class A1MM, 5.01%, 02/15/2058(b)(h)		716,545	504,106
Total Australia			657,966
UNITED STATES—0.3%
Angel Oak Mortgage Trust
CMO, Series 2024-12, Class A1, 5.65%, 10/25/2069(a)(b)(h)		$140,988	141,038
CMO, Series 2024-13, Class A1, 5.46%, 12/26/2069(a)(b)(h)		238,681	238,102
CMO, Series 2025-1, Class A2, 5.84%, 01/25/2070(a)(b)(h)		68,621	68,671
COLT Mortgage Loan Trust
CMO, Series 2024-1, Class A2, 5.99%, 02/25/2069(a)(b)(h)		72,768	72,766
CMO, Series 2024-6, Class A1, 5.39%, 11/25/2069(a)(b)(h)		182,735	182,196
HOMES Trust, CMO, Series 2026-INV1, Class A1D, 5.08%, 08/25/2060(a)(b)(h)		198,289	195,859
New Residential Mortgage Loan Trust, CMO, Series 2025-NQM3, Class A1, 5.53%, 05/25/2065(a)(b)(h)		200,577	199,954
OBX Trust
CMO, Series 2024-NQM1, Class A1, 5.93%, 11/25/2063(a)(b)(h)		124,767	125,073
CMO, Series 2024-NQM1, Class A2, 6.25%, 11/25/2063(a)(b)(h)		101,155	101,191
PMT Loan Trust, CMO, FRN, 30 day USD SOFR Average + 1.350%, Series 2025-INV10, Class A36, 4.97%, 10/01/2056(a)(b)(h)		86,670	86,690
Verus Securitization Trust, CMO, Series 2024-1, Class A1, 5.71%, 01/25/2069(a)(b)(h)		67,646	67,791
Total United States			1,479,331
Total Residential Mortgage-Backed Securities			2,137,297
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

Shares or Principal Amount		Value
U.S. AGENCIES—0.2%
UNITED STATES—0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K738, Class XAM, 1.37%, 03/25/2027(b)(h)(j)	$448,000	$2,908
Series K075, Class XAM, 0.11%, 02/25/2028(b)(h)(j)	36,576,000	75,508
Series K074, Class XAM, 0.29%, 02/25/2028(b)(h)(j)	15,572,000	68,771
Series K076, Class XAM, 0.10%, 04/25/2028(b)(h)(j)	15,983,000	38,493
Series K097, Class X1, 1.08%, 07/25/2029(b)(h)(j)	1,804,403	49,574
Series K538, Class X1, 0.57%, 01/25/2030(b)(h)(j)	354,231	6,375
Series K109, Class XAM, 1.80%, 04/25/2030(b)(h)(j)	845,640	50,548
Series K110, Class XAM, 1.84%, 04/25/2030(b)(h)(j)	731,897	44,429
Series K112, Class XAM, 1.67%, 05/25/2030(b)(h)(j)	896,340	52,074
Series K111, Class XAM, 1.80%, 05/25/2030(b)(h)(j)	2,034,877	124,563
Series K114, Class XAM, 1.34%, 06/25/2030(b)(h)(j)	821,458	37,902
Series K116, Class XAM, 1.60%, 08/25/2030(b)(h)(j)	719,995	40,756
Series K118, Class XAM, 1.17%, 09/25/2030(b)(h)(j)	455,646	19,543
Series K122, Class XAM, 1.08%, 11/25/2030(b)(h)(j)	901,677	37,285
Series K127, Class X1, 0.31%, 01/25/2031(b)(h)(j)	3,131,740	33,538
Series K128, Class X1, 0.50%, 03/25/2031(b)(h)(j)	3,682,314	69,794
Series K131, Class XAM, 0.94%, 07/25/2031(b)(h)(j)	670,491	28,154
Series K133, Class XAM, 0.54%, 09/25/2031(b)(h)(j)	2,699,427	64,729
Series K136, Class XAM, 0.57%, 12/25/2031(b)(h)(j)	659,754	16,747
Total United States		861,691
Total U.S. Agencies		861,691
COMMON STOCKS—0.0%
SOUTH AFRICA—0.0%
Petra Diamonds Ltd.(k)	43,910	3,634
UNITED STATES—0.0%
LTRI Holdings LP(e)(k)(l)	1,335	64,801
Total Common Stocks		68,435
Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—5.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(m)	30,645,784	$30,645,785
Total Short-Term Investment		30,645,785
Total Investments (Cost $786,427,807)—137.4%		762,474,591
Long Term Debt Securities		(205,000,000)
Liabilities in Excess of Other Assets—(0.5%)		(2,605,474)
Net Assets—100.0%		$554,869,117

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Sinkable security.
(d)	Security is in default.
(e)	Illiquid security.
(f)	Perpetual maturity. Maturity date presented represents the next call date.
(g)	Zero coupon bond.
(h)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2026.
(i)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.
(j)	Interest only security for which the fund receives interest on notional principal.
(k)	Non-income producing security.
(l)
Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a)  of the accompanying
Notes to Portfolio of Investments for inputs used.

(m)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.

AG	Assured Guaranty Inc.
AUD	Australian Dollar
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
DAC	Designated Activity Company
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
KZT	Kazakhstan Tenge
MBS	Mortgage-Backed Security
MXN	Mexican Peso
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
USD	U.S. Dollar
VRN	Variable Rate Note
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2026
Aberdeen Multi-Market Income Fund

As of July 31, 2026, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
10/14/2026	Goldman Sachs & Co.	AUD	107,158	USD	74,999	$75,311	$312
10/14/2026	Standard Chartered Bank	AUD	47,919	USD	33,247	33,677	430
British Pound/United States Dollar
10/14/2026	Barclays Bank PLC	GBP	106,731	USD	143,224	143,844	620
Euro/United States Dollar
10/14/2026	HSBC Bank PLC	EUR	1,134,250	USD	1,298,349	1,311,586	13,237
Total						$1,564,418	$14,599

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
10/14/2026	Barclays Bank PLC	USD	1,493,367	AUD	2,160,640	$1,518,499	$(25,132)
United States Dollar/British Pound
10/14/2026	Goldman Sachs & Co.	USD	15,933,070	GBP	11,919,216	16,063,776	(130,706)
United States Dollar/Canadian Dollar
10/14/2026	Goldman Sachs & Co.	USD	4,746,905	CAD	6,693,759	4,790,059	(43,154)
United States Dollar/Euro
10/14/2026	Barclays Bank PLC	USD	355,966	EUR	310,140	358,629	(2,663)
10/14/2026	Goldman Sachs & Co.	USD	1,236,506	EUR	1,077,963	1,246,499	(9,993)
10/14/2026	HSBC Bank PLC	USD	57,221,483	EUR	49,965,803	57,777,787	(556,304)
10/14/2026	Standard Chartered Bank	USD	2,751,797	EUR	2,400,000	2,775,232	(23,435)
United States Dollar/New Zealand Dollar
10/14/2026	Goldman Sachs & Co.	USD	830,422	NZD	1,453,151	857,712	(27,290)
Total						$85,388,193	$(818,677)
Unrealized appreciation on forward foreign currency exchange contracts							$14,599
Unrealized depreciation on forward foreign currency exchange contracts							$(818,677)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Inc. ("Aberdeen" or the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.

19

Notes to Portfolio of Investments  (concluded)
July 31, 2026 (unaudited)

The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

20